Schedule of Warrants Outstanding (Details) - $ / shares	Jun. 30, 2024	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	10,128,103
Common Stock Warrants August 2021 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	112,429	128,500
Exercise Price	$ 261.80	$ 261.80
Expiration date	Aug. 24, 2026	Aug. 24, 2024
Underwriter Warrants August 2021 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	2,287	2,287
Exercise Price	$ 327.25	$ 327.25
Expiration date	Aug. 19, 2026	Aug. 19, 2024
Chanticleer Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	57	57
Chanticleer Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 18,018.00	$ 18,018.00
Expiration date	Apr. 30, 2027	Apr. 30, 2027
Chanticleer Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 28,028.00	$ 28,028.00
Expiration date	Dec. 17, 2028	Dec. 17, 2028
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	18,391	36,778
Exercise Price	$ 982.52	$ 982.52
Expiration date	Oct. 16, 2025	Oct. 16, 2025
Series 3 Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	12,548	12,548
Exercise Price	$ 89.628	$ 89.628
Expiration date	Aug. 15, 2027	Aug. 15, 2027
Common Stock Warrants February 2023 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	271,883	271,883
Exercise Price	$ 23.76	$ 23.76
Expiration date	Feb. 10, 2028	Feb. 10, 2028
Underwriter Warrant February 2023 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	15,466	44,190
Exercise Price	$ 29.70	$ 29.70
Expiration date	Feb. 08, 2028	Feb. 08, 2028
Common Stock Private Placement Warrants June 2023 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	227,272	227,272
Exercise Price	$ 1.55	$ 14.8478
Expiration date	Jun. 21, 2029	Dec. 30, 2026
PA Warrants June 2023 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	6,818	6,818
Exercise Price	$ 14.8478	$ 14.8478
Expiration date	Dec. 30, 2026	Dec. 30, 2026
Common Stock Warrants October 2023 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	2,840,000
Exercise Price	$ 1.20
Expiration date	Oct. 27, 2028
Prefunded Warrants October 2023 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	797,500
Exercise Price	$ 0.0001
Underwriter Warrants October 2023 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	85,312
Exercise Price	$ 2.00
Expiration date	Oct. 24, 2028
PA Warrants June 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	113,140
Exercise Price	$ 1.86
Expiration date	Jun. 19, 2029
Common Stock Warrants June 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	5,625,000
Exercise Price	$ 1.55
Expiration date	Jun. 21, 2029
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding		730,333